23. Provision for legal and administrative proceedings (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Legal And Administrative Proceedings Tables
Schedule of provision for legal and administrative proceedings
	2017	2016

Civil (a)	132,422	141,988
Labor (b)	184,311	90,789
Tax (c)	180,643	216,423
Regulatory (d)	30,944	29,282
	528,320	478,482

Schedule of reconciliation of provision for legal and administrative proceedings
	2016	Additions, net of reversals	Payments	Monetary adjustment	2017

Civil (a)	141,988	261,995	(345,035)	73,474	132,422
Labor (b)	90,789	70,775	(9,597)	32,344	184,311
Tax (c)	216,423	38,973	(84,215)	9,462	180,643
Regulatory (d)	29,282	726	(823)	1,759	30,944
	478,482	372,469	(439,670)	117,039	528,320

Schedule of tax provision
	2017	2016
Federal taxes	33,907	57,393
State taxes	59,403	64,280
Municipal taxes	1,738	1,629
TIM S.A. proceedings (purchase price allocation)	85,595	93,121
	180,643	216,423

Schedule of legal and administrative processes involving possible losses
	2017	2016

Civil (e.1)	1,286,252	1,698,901
Labor and social security (e.2)	763,505	678,290
Tax (e.3)	14,528,617	13,832,157
Regulatory (e.4)	178,908	69,572
	16,757,282	16,278,920

Schedule of civil contingent liabilities
	2017	2016
Actions filed by consumers (e.1.1)	453,231	679,577
ANATEL (e.1.2)	217,012	202,777
Procon and Public Prosecutor’s Office (e.1.3)	158,620	316,007
Former trade partners (e.1.4)	182,843	203,314
Social, environmental and infrastructure (e.1.5)	158,287	130,894
Other	116,259	166,332
	1,286,252	1,698,901

Schedule of tax contingent liabilities
	2017	2016
Federal Taxes (e.3.1)	3,752,877	3,560,440
State Taxes (e.3.2)	7,407,881	6,982,809
Municipal Taxes (e.3.3)	658,783	509,613
FUST, FUNTTEL and EBC (e.3.4)	2,709,076	2,779,295
	14,528,617	13,832,157